Annual Total Returns - Fidelity® Balanced Fund [BarChart] - 08.31 Fidelity Balanced Fund K PRO-13 - Fidelity® Balanced Fund - Fidelity Balanced Fund-Class K	Oct. 30, 2021
Bar Chart Table:
Annual Return 2011	1.76%
Annual Return 2012	13.04%
Annual Return 2013	20.64%
Annual Return 2014	10.52%
Annual Return 2015	0.50%
Annual Return 2016	7.12%
Annual Return 2017	16.60%
Annual Return 2018	(3.94%)
Annual Return 2019	24.48%
Annual Return 2020	22.48%